Note 36	6 Months Ended
Jun. 30, 2023
Other Operating Income Expense [Abstract]
Disclosure of other operating income (expense) [text block]	Other operating income and expense
The breakdown of the balance under the heading “Other operating income” in the condensed consolidated income statements is as follows:

Other operating income (Millions of Euros)
	June 2023	June 2022
Gains from sales of non-financial services	184	135
Other operating income	149	161
Total	333	297
The breakdown of the balance under the heading “Other operating expense” in the condensed consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	June 2023	June 2022
Change in inventories	69	62
Contributions to guaranteed banks deposits funds	457	490
Hyperinflation adjustment ⁽¹⁾	822	916
Other operating expense ⁽²⁾	595	335
Total	1,944	1,803
(1) In the six months ended June 30, 2023, it includes €237 million due to Turkey and €571 million due to Argentina. In June 2022, it includes €554 million due to Turkey and €360 million due to Argentina.
(2) In the six months ended June 30, 2023, it includes €225 million corresponding to the estimated total annual amount of the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022.